Revenue - Revenue allocated to remaining performance obligation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue allocated to remaining performance obligation
Deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods	¥ 319,537	¥ 303,216
Practical expedient, not to disclose the transaction price	false
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Minimum
Revenue allocated to remaining performance obligation
Remaining contract period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Maximum
Revenue allocated to remaining performance obligation
Remaining contract period	20 years